Employee Benefits	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee Benefits

(18) Employee Benefits

(a) Post-employment Benefits

Honda has various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. The Company and its Japanese subsidiaries provide plans similar to a cash balance pension plan or other defined benefit pension plans in accordance with the Defined-Benefit Corporate Pension Act of Japan. The Company and some of its subsidiaries have retirement pension benefit plans as well as lump-sum retirement benefit plans, in which the amount of benefits is basically determined based on the level of salary, service years, and other factors. In addition, certain consolidated subsidiaries in North America provide mainly health care and life insurance benefits to retired employees.

The Company’s pension plans are administered by the Honda Pension Fund (the Fund) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.

In August 2016, the Company and its certain subsidiaries in Japan decided, effective April 1, 2017, to extend mandatory retirement age from 60 years old to 65 years old and introduce a flexible retirement scheme that enables employees to choose retirement age between 60 years old and 65 years old, along with amendments to their defined benefit pension plans to align with the postponement of the retirement age, to fulfill diversifying needs of individual employees. The plan amendments include the revision of the benefit curve that makes a lump-sum benefit payment at the retirement age between 60 years old and 65 years old under the new plan consistent with a lump-sum benefit payment at the previous mandatory retirement age. In addition, one of the defined benefit pension plans was replaced by a defined contribution plan.

These plan amendments resulted in a reduction of the defined benefit obligations and recognition of the past service cost in profit or loss. Honda recognized ¥84,024 million of past service cost in a credit to profit or loss, of which ¥37,197 million is included in cost of sales, ¥21,385 million is included in selling, general and administrative and ¥25,442 million is included in research and development in the consolidated statements of income for the year ended March 31, 2017. The defined benefit obligations and plan assets were also remeasured.

1) Defined benefit obligations and plan assets

The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,362,192	¥1,057,351	¥1,331,475	¥1,042,753

Current service cost	35,138	28,387	36,300	29,133
Past service cost	—	506	—	338
Interest cost	10,493	39,401	9,535	39,547
Plan participants’ contributions	—	1,579	—	1,903
Transfer to defined contribution plan	(63,055)	—	—	—
Remeasurements:
Changes in demographic assumptions	13,843	(1,951)	(25,360)	(3,648)
Changes in financial assumptions	19,783	30,612	34,655	36,157
Other	(4,599)	(21,512)	21,981	8,943
Benefits paid	(42,320)	(56,631)	(42,206)	(96,801)
Exchange differences on translating foreign operations	—	(34,989)	—	28,113

Balance at end of year	¥1,331,475	¥1,042,753	¥1,366,380	¥1,086,438

Fair value of plan assets:
Balance at beginning of year	¥1,182,140	¥795,561	¥1,219,073	¥807,528

Interest income	9,630	29,950	8,807	30,553
Actual return on plan assets, excluding interest income	45,841	35,412	34,142	10,489
Employer contributions	21,652	25,964	22,109	87,803
Plan participants’ contributions	—	1,579	—	1,903
Benefits paid	(40,190)	(56,631)	(39,601)	(96,801)
Exchange differences on translating foreign operations	—	(24,307)	—	19,383

Balance at end of year	¥1,219,073	¥807,528	¥1,244,530	¥860,858

Net defined benefit liabilities	¥112,402	¥235,225	¥121,850	¥225,580

2) Fair value of plan assets

Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the investment environment of plan assets.

The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2018 and 2019 is as follows:

As of March 31, 2018

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥5,464	¥—	¥5,464	¥5,659	¥—	¥5,659
Equity securities:
Japan	31,306	—	31,306	18,333	—	18,333
United States	214,783	—	214,783	92,774	—	92,774
Other	228,083	—	228,083	94,156	4,503	98,659
Debt securities:
Japan	73,125	1,375	74,500	—	183	183
United States	2,799	121,574	124,373	—	105,986	105,986
Other	149,589	94,703	244,292	—	12,561	12,561
Group annuity insurance:
General accounts	—	32,322	32,322	—	—	—
Separate accounts	—	16,243	16,243	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	61,459	61,459
Private equity funds	—	—	—	—	73,972	73,972
Hedge funds	—	112,011	112,011	—	53,357	53,357
Commingled and other mutual funds	2,213	130,645	132,858	54,063	213,938	268,001
Other	8	2,830	2,838	(875)	17,459	16,584

Total	¥707,370	¥511,703	¥1,219,073	¥264,110	¥543,418	¥807,528

As of March 31, 2019

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥9,207	¥—	¥9,207	¥36,373	¥—	¥36,373
Equity securities:
Japan	32,885	1	32,886	13,970	—	13,970
United States	234,226	—	234,226	94,332	—	94,332
Other	231,162	242	231,404	112,403	4,614	117,017
Debt securities:
Japan	71,487	—	71,487	—	433	433
United States	3,036	143,673	146,709	—	119,942	119,942
Other	181,728	47,845	229,573	—	10,910	10,910
Group annuity insurance:
General accounts	—	34,663	34,663	—	—	—
Separate accounts	—	16,569	16,569	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	53,100	53,100
Private equity funds	—	—	—	—	91,264	91,264
Hedge funds	—	116,183	116,183	—	61,520	61,520
Commingled and other mutual funds	3,859	111,914	115,773	8,882	238,504	247,386
Other	32	5,818	5,850	(1,447)	16,058	14,611

Total	¥767,622	¥476,908	¥1,244,530	¥264,513	¥596,345	¥860,858

3) Actuarial assumptions

The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2018 and 2019 are as follows:

	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.7%	2.8 - 4.2%	0.6%	2.5 - 3.9%
Rate of salary increase	1.7%	2.5 - 3.0%	1.6%	2.5 - 3.0%

4) Sensitivity analysis

The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2018 and 2019 are as follows:

Yen (millions)
	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥112,535 increase	¥97,682 increase	¥114,468 increase	¥102,878 increase
0.5% increase	¥99,540 decrease	¥85,897 decrease	¥101,281 decrease	¥90,659 decrease

This sensitivity analysis shows changes in defined benefit obligations as of March 31, 2018 and 2019, as a result of changes in actuarial assumptions that the Company can reasonably assume. This analysis is based on provisional calculations, and thus actual results may differ from the analysis. In addition, changes in the rate of salary increase are not expected.

5) Cash flows

The amount of contributions to plan assets made by the Company and certain of its consolidated subsidiaries are determined based on various factors such as the level of salary and service years of employees, status of plan asset reserve, and actuarial calculations. In accordance with the provisions of the Defined Benefit Corporate Pension Act, the Honda Pension Fund also recalculates the amount of contributions every five years at the end of the reporting period as a base date, in an effort to ensure balanced finances in the future. The Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.

The Company and certain of its consolidated subsidiaries expect to contribute ¥22,751 million to its Japanese pension plans and ¥53,481 million to its foreign pension plans in the year ending March 31, 2020.

A subsidiary in the United Kingdom entered into an arrangement related to its pension plan in March 2019. The arrangement includes an agreement to contribute additional ¥32,186 million which is a part of the expected contribution to the foreign pension plan in the year ending March 31, 2020.

The weighted average duration of defined benefit obligations as of March 31, 2018 and 2019 are as follows:

	2018		2019
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	16 years	17 years	16 years	17 years

(b) Personnel Expenses

Personnel expenses included in the consolidated statements of income for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Personnel expenses	¥1,373,578	¥1,576,012	¥1,634,785

Personnel expenses include salaries, bonuses, social security expenses and expenses relating to post-employment benefits.